SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE STATEMENT
                   OF ADDITIONAL INFORMATION DATED MAY 1, 2006

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 124, please delete the references to JNL/Putnam Equity Fund, JNL/Putnam Value Equity Fund, and the JNL/Putnam Midcap Growth Fund in their entirety, and replace said Funds with the following:

                             FUND                                               ASSETS                        FEES

  JNL/Putnam Equity Fund...............................        $0 to $150 million......................      .45%
                                                               $150 million to $300 million............      .35%
                                                               Over $300 million.......................      .30%

  JNL/Putnam Value Equity Fund.........................        $0 to $150 million......................      .45%
                                                               $150 million to $300 million............      .35%
                                                               Over $300 million.......................      .30%

  JNL/Putnam Midcap Growth Fund........................        $0 to $250 million......................      .475%
                                                               Over $250  million......................      .40%


This Supplement is dated September 1, 2006.

(To be used with V3180 Rev. 05/06)
                                                                     V6029 08/06